Note 17 - Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortgage servicing rights	$ 2,371	$ 1,868	$ 1,132	$ 1,061
Total financial assets	984,599	1,000,421
Total financial liabilities	991,012	948,151
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	30,680	75,202
Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	828,106	800,966
Fair Value, Inputs, Level 3 [Member]
Loans held for sale	3,970	9,146
Net loans and leases	662,217	600,512
Mortgage servicing rights	2,371	1,868	$ 1,132	$ 1,061
Hedging assets	215	922
Fed funds purchased and other borrowings	31,079	7,012
Junior subordinated deferrable interest debentures	9,608	10,931
Hedging liabilities	10	46
Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	122,209	129,196
Fair Value, Inputs Level 2 and Level 3 [Member]
Securities, including FHLB stock	285,146	312,771
Reported Value Measurement [Member]
Total financial assets	996,556	999,113
Total financial liabilities	997,981	950,447
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	30,680	75,202
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	828,106	800,966
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale	3,970	9,146
Net loans and leases	674,174	599,204
Mortgage servicing rights	2,371	1,868
Hedging assets	215	922
Fed funds purchased and other borrowings	31,079	7,012
Junior subordinated deferrable interest debentures	13,009	12,976
Hedging liabilities	10	46
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	125,777	129,447
Reported Value Measurement [Member] | Fair Value, Inputs Level 2 and Level 3 [Member]
Securities, including FHLB stock	$ 285,146	$ 312,771